1

QUARTERLY REPORT

HEDGEYE INDEX ADDS ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
94.17%	COMMON STOCKS
0.10%	CONSUMER DISCRETIONARY
	Figs, Inc.(A)	424	$4,537

0.53%	CONSUMER STAPLES
	BellRing Brands, Inc.(A)	1,367	16,937
	Primo Brands Corp.	124	2,815
	Turning Point Brands, Inc.	60	4,476
			24,228

12.42%	ENERGY
	Cheniere Energy, Inc.	761	200,577
	TechnipFMC plc	5,169	370,410
			570,987

1.16%	FINANCIALS
	Affirm Holdings, Inc.(A)	386	27,603
	SoFi Technologies, Inc.(A)	1,123	18,316
	UWM Holdings Corp.(A)	4,049	7,369
			53,288

20.95%	HEALTH CARE
	Alnylam Pharmaceuticals, Inc.(A)	239	49,119
	Illumina, Inc.(A)	2,864	587,406
	Medline, Inc.(A)	4,804	188,701
	Roivant Sciences Ltd.(A)	3,859	130,859
	Royalty Pharma plc	112	6,544
			962,629

32.62%	INDUSTRIALS
	Ameresco, Inc.(A)	442	9,313
	ATI, Inc.(A)	1,311	245,734
	Bloom Energy Corp.(A)	1,027	211,367
	Carpenter Technology Corp.	395	205,266
	CBIZ, Inc.(A)	114	6,279

QUARTERLY REPORT

HEDGEYE INDEX ADDS ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
	Centuri Holdings, Inc.(A)	115	$3,202
	Clarivate plc(A)	7,261	14,377
	Curtiss-Wright Corp.	258	186,792
	MasTec, Inc.(A)	599	157,597
	nVent Electric plc	1,920	295,354
	Woodward, Inc.	317	114,358
	XPO, Inc.(A)	246	49,439
			1,499,078

25.64%	INFORMATION TECHNOLOGY
	Bel Fuse, Inc.	24	6,527
	Credo Technology Group Holding Ltd.(A)	207	42,847
	MKS, Inc.	680	202,266
	nCino, Inc.(A)	2,114	39,024
	Okta, Inc.(A)	2,433	345,316
	Ondas, Inc.(A)	1,846	13,826
	Samsara, Inc.(A)	2,375	88,516
	Twilio, Inc. Class A(A)	2,208	435,749
	Workiva, Inc.(A)	37	2,213
	Zoom Communications, Inc.(A)	21	2,017
			1,178,301

0.34%	MATERIALS
	Amrize Ltd.	315	15,407

0.41%	REAL ESTATE
	Compass, Inc.(A)	1,662	18,930

94.17%	TOTAL COMMON STOCKS		4,327,385
	(Cost: $4,560,900)

2.89%	MONEY MARKET FUND
	First American Money Market Funds 3.583%(B)	132,746	132,746
	(Cost: $132,746)

QUARTERLY REPORT

HEDGEYE INDEX ADDS ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

	Shares	Value
97.05%	TOTAL INVESTMENTS	$4,460,131
	(Cost: $4,693,645)
2.95%	Other assets, net of liabilities	135,357
100.00%	NET ASSETS	$4,595,488

(A)Non-income producing

(B)Effective 7 day yield as of July 31, 2026

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$4,327,385	$—	$—	$4,327,385
Money Market Fund	132,746	—	—	132,746
	$4,460,131	$—	$—	$4,460,131

QUARTERLY REPORT

HEDGEYE INDEX ADDS ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $4,693,645, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$110,751
Gross unrealized depreciation	(344,266)
Net unrealized appreciation (depreciation)	$(233,515)